Staff costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff costs
Salaries and other benefits	$ 4,085,343	$ 7,490,527	$ 2,578,083
Share compensation scheme charge/(reversal)	97,368	56,450	285,651
Employee end of service benefits charge/(reversal)	99,724	45,957
Total	$ 4,282,435	$ 7,592,934	$ 2,863,734